Debt - Loan Facility (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
Debt
Gain on forgiveness of debt			$ 9,518
Loan Facility
Debt
Maximum borrowing capacity					$ 14,000
Interest rate (as a percent)		8.50%	4.25%
Interest expense		$ 300	$ 600	$ 600
cash deposit with the holder					$ 7,000
Paycheck Protection Program Loan [Member]
Debt
Maximum borrowing capacity				$ 9,400
Gain on forgiveness of debt	$ 9,500